BLACKROCK SERIES FUND II, INC.

BlackRock U.S. Government Bond Portfolio

(the “Portfolio”)

Supplement dated June 30, 2020 to the Statement of Additional Information (“SAI”) of the Portfolio,

dated May 1, 2020, as supplemented to date

Effective June 30, 2020, the following change is made to the Portfolio’s SAI:

The chart listing investments and investment strategies in the section of the SAI entitled “I. Investment Objectives and Policies” as it relates to the Portfolio is deleted in its entirety and replaced with the following:

BlackRock U.S. Government Bond Portfolio
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities	X
Precious Metal-Related Securities	X
Bank Loans	X
Borrowing and Leverage	X
Cash Flows; Expenses	X
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Credit Linked Securities	X
Cyber Security Issues	X
Debt Securities	X
Inflation-Indexed Bonds	X
Investment Grade Debt Obligations	X
High Yield Investments (“Junk Bonds”)
Mezzanine Investments
Pay-in-kind Bonds	X
Supranational Entities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Speculation
Risk Factors in Derivatives	X
Correlation Risk	X

BlackRock U.S. Government Bond Portfolio
Counterparty Risk	X
Credit Risk	X
Currency Risk	X
Illiquidity Risk	X
Leverage Risk	X
Market Risk	X
Valuation Risk	X
Volatility Risk	X
Futures	X
Swap Agreements	X
Credit Default Swaps and Similar Instruments	X
Interest Rate Swaps, Floors and Caps	X
Total Return Swaps	X
Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Options on Swaps (“Swaptions”)	X
Foreign Exchange Transactions	X
Spot Transactions and FX Forwards	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Distressed Securities
Equity Securities	X
Real Estate-Related Securities	X
Securities of Smaller or Emerging Growth Companies
Exchange-Traded Notes (“ETNs”)
Foreign Investments	X
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Sovereign Debt	X
Funding Agreements	X
Guarantees	X
Illiquid Investments	X

BlackRock U.S. Government Bond Portfolio
Index Funds: Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Bloomberg Barclays Indexes
ICE BofAML Indexes
Indexed and Inverse Securities	X
Inflation Risk	X
Initial Public Offering (“IPO”) Risk
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X
Investment in Emerging Markets	X
Brady Bonds
China Investments Risk	X
Investment in Other Investment Companies	X
Exchange-Traded Funds	X
Lease Obligations	X
Life Settlement Investments
Liquidity Risk Management	X
Master Limited Partnerships
Merger Transaction Risk
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Mortgage Dollar Rolls	X
Net Interest Margin (NIM) Securities
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X

BlackRock U.S. Government Bond Portfolio
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds	X
Yields	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X
Transactions in Financial Futures Contracts on Municipal Indexes	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X
Build America Bonds	X
Tax-Exempt Municipal Investments
Participation Notes
Portfolio Turnover Rates	X
Preferred Stock	X
Tax-Exempt Preferred Shares
Trust Preferred Securities
Real Estate Investment Trusts (“REITs”)	X
Recent Market Events	X
Repurchase Agreements and Purchase and Sale Contracts	X
Restricted Securities	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Short Sales	X
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Taxability Risk	X
Temporary Defensive Measures	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
U.S. Treasury Rolls	X
Utility Industries
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Withholding Tax Reclaims Risk	X
Yields and Ratings	X
Zero Coupon Securities	X

Shareholders should retain this Supplement for future reference.

SAI-SFII-USG-0620SUP

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